Capital Structure Financial Policies	12 Months Ended
Dec. 31, 2023
Capital Structure Financial Policies
Capital Structure Financial Policies

28. Capital Structure Financial Policies

The company’s primary capital management strategy is to maintain a conservative balance sheet, which supports a solid investment grade credit rating profile. This objective affords the company the financial flexibility and access to the capital it requires to execute on its growth objectives.

The company’s capital is primarily monitored by reviewing the ratios of net debt to adjusted funds from operations(2) and total debt to total debt plus shareholders’ equity.

Net debt to adjusted funds from operations(2) is calculated as short-term debt plus total long-term debt less cash and cash equivalents, divided by adjusted funds from operations for the year then ended.

Total debt to total debt plus shareholders’ equity is calculated as short-term debt plus total long-term debt divided by short-term debt plus total long-term debt plus shareholders’ equity. This financial covenant under the company’s various banking and debt agreements shall not be greater than 65%.

The company’s financial covenant is reviewed regularly, and controls are in place to maintain compliance with the covenant. The company complied with financial covenants for the years ended December 31, 2023 and 2022. The company’s financial measures, as set out in the following schedule, were unchanged from 2022. The company believes that achieving its capital target helps to provide the company with access to capital at a reasonable cost by maintaining solid investment grade credit ratings. Total debt to total debt plus shareholders’ equity was 26.3% at December 31, 2023 and decreased slightly due to higher shareholders’ equity as a result of a decrease in the repurchase of common shares for cancellation. The company operates in a fluctuating business environment and ratios may periodically fall outside of management’s targets. The company addresses these fluctuations by capital expenditure reductions and sales of non-core assets to ensure net debt achieves management’s targets.

	Capital
	Measure	December 31	December 31
($ millions)	Target	2023	2022
Components of ratios
Short-term debt		494	2 807
Current portion of long-term debt		-	-
Current portion of long-term lease liabilities		348	317
Long-term debt		11 087	9 800
Long-term lease liabilities		3 478	2 695
Total debt(1)		15 407	15 619
Less: Cash and cash equivalents		1 729	1 980
Net debt(1)		13 678	13 639
Shareholders’ equity		43 279	39 367
Total capitalization (total debt plus shareholders’ equity)		58 686	54 986
Adjusted funds from operations(2)		13 325	18 101
Net debt to adjusted funds from operations	<3.0 times	1.0	0.8
Total debt to total debt plus shareholders’ equity	20% - 35%	26.3%	28.4%
(1)	Total debt and net debt are non-GAAP financial measures.
(2)	Adjusted funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.